EMPLOYEE EQUITY INCENTIVE PLAN (Schedule of Weighted Average Per Share Fair Value of Nonvested Shares Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Weighted average per share fair value of nonvested shares granted	$ 0.14	$ 0.22